CONVERTIBLE PROMISSORY NOTES	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
CONVERTIBLE PROMISSORY NOTES
	Promissory Note	Convertible Promissory Note - Liability Component	Derivative Liability	Deferred Derivative Loss (Increase)	Total
Balance December 31, 2017	$241,517	$1,340,978	$—	$—	$1,582,495

Proceeds net of transaction costs	—	440,587	1,576,119	(1,221,660)	795046
Repayments	(31,762)	—	—	—	(31,762)
Conversions	—	(1,718,320)	(38,794)	—	(1757,114)
Fair value change	—	—	(803,986)	269,868	(534,118)
Interest expense	—	19,649	—	—	19,649
Accretion expense	—	7,039	—	—	7,039
Foreign exchange (gain) loss	—	(64,392)	—	—	(64,392)

Balance December 31, 2018	$209,755	$25,541	$733,339	$(951,792)	$16,843

Proceeds net of transaction costs	—	13,328	1,517,944	(958,883)	572,389
Repayments	(33,596)	—	—	—	(33,596)
Conversions	—	(191,566)	(1,545,331)	356,990	(1,379,907)
Fair value change	—	—	(335,758)	1,402,834	1,067,076
Interest expense	—	58,470	—	—	58,470
Accretion expense	—	146,624	—	—	146,624
Foreign exchange (gain) loss	(10,461)	(1,804)	—	—	(12,265)

Balance December 31, 2019	$165,698	$50,593	$370,194	$(150,851)	$435,634

Proceeds net of transaction costs	—	2,640	277,205	(200,351)	79,494
Conversions	—	(183,973)	(102,767)	34,638	(252,102)
Fair value change	—	127,916	(167,487)	96,680	57,109
Interest expense	—	5,576	—	—	5,576
Accretion expense	—	58,589	—	—	58,589
Foreign exchange (gain) loss	11,678	4,594	—	—	16,272

Balance March 31, 2020	$177,376	$65,935	$377,145	$(219,884)	$400,572

The convertible bonds consisted of a liability component (“financial liability”) and an embedded derivative conversion feature (“derivative liability”) and contra asset account of deferred derivative loss due to significant amount of fair value of the derivative liability at inception in excess of the net proceeds. The net proceeds of these convertible bonds were first allocated to the fair value of the derivative liability. As the fair value of the derivative liability at inception exceeds the net proceeds, the indication of significant loss at inception exists. As a result, nominal values of US$1,000 per newly issued convertible bonds were allocated to the financial liability. The remaining balance was set up as deferred derivative loss as a contra asset account. The deferred derivative losses were then amortized to profit and loss over the life of the convertible bonds. Subsequent changes in fair value of the conversion feature were recognized at FVTPL (Note 2(k)).

a)	At inception, the net proceeds of $572,389 (US$429,200 or gross proceeds of US$500,500 net of US$35,800 cash discount and $35,500 transaction costs) were allocated to the derivative liability at $1,517,944 related to the conversion feature which was determined using the Black-Scholes option pricing model. The remaining balance of the net proceeds were then allocated to nominal values of $13,328 (U$10,000 with U$1,000 per each convertible bond issued in 2019) and deferred derivative loss, a contra asset account of $958,883.

b)	During the three months ended March 31, 2020, the Company recognized through profit and loss the fair value change on the derivative liability and the amortization of the deferred derivative loss of $57,109 (December 31, 2019 - $1,067,076). As at March 31, 2020, the fair value of the derivative liability related to the conversion feature of $377,145 (December 31, 2019 - $370,194) was determined using the Black-Scholes option pricing model based on the following assumptions: share price ranging from US$0.001 to US$0.023; risk-free rate ranging from 1.71% to 0.46%; stock price volatility ranging from 290.3% to 0%; dividend yield of 0%; and expected life of conversion features ranging from 0.21 to .87 years.

c)	During 2018, the Company issued convertible promissory notes, raising proceeds totaling $730,226 (US$564,000). The notes are unsecured, bear interest at between 10% and 12% per annum from the date of issuance and mature between six months and one year after the date of issuance. Any amount of interest or principal that is not paid on the maturity date bears interest at 22% to 24% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common shares of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment.

During 2018, promissory notes totaling US$247,600 were converted into 49,183,445 common shares of the Company.

d)	On June 1, 2018, the Company issued a convertible promissory note in the amount of $64,820 (US$50,000) pursuant to a consulting contract. The note is unsecured and matured on December 2, 2018. As of December 31, 2018, the Company repaid $31,761 (US$24,500) of this note. The remaining balance (US$25,500) was repaid subsequent to year-end.

e)	During 2018, the Company converted convertible promissory notes totaling $1,707,293 (US$1,358,100), and interest expense and finder’s fees owed, into 176,150,754 common shares of the Company.

f)	During 2019, the Company issued convertible promissory notes with gross proceeds of $667,644 (US$500,500). The notes are unsecured, bear interest at between 10% and 12% per annum from the date of issuance and mature between six months and one year after the date of issuance. Any amount of interest or principal that is not paid on the maturity date bears interest at 22% to 24% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common shares of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment.

g)	During the three months ended March 31, 2020, promissory notes with a face value of US$171,575 were converted into 229,986,206 common shares of the Company. (2019 - promissory notes with a face value of US$591,316 were converted into 356,153,022 common shares of the Company.

h)	On January 31, 2019, the Company repaid US$25,500, being the outstanding balance of a convertible promissory note issued to a consultant during 2018. (Note 8(d))